Portfolio of Investments	June 30, 2026 (Unaudited)

Nelson Select ETF

Shares		Fair Value ($)
Common Stocks — 96.0%
Communication Services — 9.3%
7,998	Alphabet, Inc., Class A	2,858,245
1,579	Meta Platforms, Inc., Class A	889,435
4,114	Netflix, Inc.(a)	293,740
2,099	T-Mobile US, Inc.	352,065
6,038	Walt Disney Co. (The)	581,157
		4,974,642
Consumer Discretionary — 9.3%
8,071	Amazon.com, Inc.(a)	1,923,642
4,471	Aramark	254,400
6	BorgWarner, Inc.	398
4,940	General Motors Co.	380,775
1,244	Ralph Lauren Corp., Class A	499,354
3,959	Tapestry, Inc.	579,518
929	Tesla, Inc.(a)	390,738
3,137	TJX Cos., Inc. (The)	475,256
996	Ulta Beauty, Inc.(a)	449,176
		4,953,257
Consumer Staples — 4.9%
6,891	Coca-Cola Co. (The)	560,032
6,724	Colgate-Palmolive Co.	616,456
4,004	Kimberly-Clark Corp.	439,519
7,041	Sysco Corp.	588,487
3,926	Walmart, Inc.	444,659
		2,649,153
Energy — 3.3%
1,601	Cheniere Energy, Inc.	382,655
3,784	Exxon Mobil Corp.	517,349
1,676	Targa Resources Corp.	449,403
5,607	Williams Cos., Inc. (The)	416,824
		1,766,231
Financials — 10.9%
3,658	Bank of New York Mellon Corp. (The)	528,984
1,074	Berkshire Hathaway, Inc., Class B(a)	537,419
1,846	Chubb, Ltd.	629,006
4,866	Citigroup, Inc.	681,045
509	Goldman Sachs Group, Inc. (The)	514,787
3,505	JPMorgan Chase & Co.	1,147,292
2,163	Northern Trust Corp.	376,016
1,770	Progressive Corp. (The)	386,657
3,119	State Street Corp.	528,982
1,546	Visa, Inc., Class A	530,417
		5,860,605
Health Care — 9.6%
2,687	AbbVie, Inc.	676,157
1,583	Cardinal Health, Inc.	376,057
593	Eli Lilly & Co.	711,262
3,196	Johnson & Johnson	811,688
4,323	Merck & Co., Inc.	555,506
2,571	Neurocrine Biosciences, Inc.(a)	433,303
1,998	Quest Diagnostics, Inc.	423,476
9,331	Royalty Pharma PLC, Class A	523,189
1,442	UnitedHealth Group, Inc.	599,339
		5,109,977
Industrials — 9.4%
354	Caterpillar, Inc.	376,975
821	Cummins, Inc.	585,545

Portfolio of Investments (continued)	June 30, 2026 (Unaudited)

Nelson Select ETF

Shares		Fair Value ($)
Common Stocks — 96.0% (continued)
Industrials — 9.4% (continued)
4,631	Delta Air Lines, Inc.	433,739
860	Dycom Industries, Inc.(a)	434,807
338	GE Vernova, Inc.	397,103
1,069	General Dynamics Corp.	378,683
1,074	General Electric Co.	401,386
1,980	Howmet Aerospace, Inc.	532,343
3,669	Johnson Controls International PLC	536,078
2,864	RTX Corp.	543,386
358	United Rentals, Inc.	405,575
		5,025,620
Information Technology — 35.8%
1,094	Advanced Micro Devices, Inc.(a)	635,516
2,768	Amphenol Corp., Class A	488,054
1,465	Analog Devices, Inc.	581,854
11,443	Apple, Inc.	3,311,146
847	Applied Materials, Inc.	612,381
387	AppLovin Corp., Class A(a)	199,394
3,298	Broadcom, Inc.	1,245,819
5,925	Cisco Systems, Inc.	695,951
429	Crowdstrike Holdings, Inc., Class A(a)	327,387
682	Datadog, Inc., Class A(a)	177,566
1,313	Dell Technologies, Inc., Class C	566,507
1,737	Fortinet, Inc.(a)	266,838
1,312	International Business Machines Corp.	368,948
1,184	Jabil, Inc.	456,408
1,670	KLA Corp.	503,856
1,388	Lam Research Corp.	601,462
795	Marvell Technology, Inc.	236,823
744	Micron Technology, Inc.	858,792
5,209	Microsoft Corp.	1,943,060
17,560	NVIDIA Corp.	3,513,579
2,171	Oracle Corp.	318,160
1,379	Palo Alto Networks, Inc.(a)	470,267
660	Snowflake, Inc., Class A(a)	167,970
1,213	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	579,292
		19,127,030
Materials — 2.2%
776	Linde PLC	402,697
1,637	Nucor Corp.	364,642
6,563	Teck Resources, Ltd., Class B	390,236
		1,157,575
Real Estate — 1.3%
2,768	Agree Realty Corp.	209,648
6,571	Essential Properties Realty Trust, Inc.	196,144
1,076	Welltower, Inc.	244,220
		650,012
Total Common Stocks (Cost $46,353,322)		51,274,102

Exchange-Traded Funds — 2.2%
11,934	State Street Utilities Select Sector SPDR ETF	541,088
7,822	Virtus Reaves Utilities ETF	639,370
Total Exchange-Traded Funds (Cost $1,193,848)		1,180,458

Total Investments — 98.2% (Cost $47,547,170)		52,454,560
Net other assets (liabilities) — 1.8%		942,695
Net Assets — 100.0%		53,397,255

(a)	Non-income producing security

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Limited Company

SPDR — Standard & Poor’s Depositary Receipts